Basis of preparation	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Basis of preparation
1.	Basis of preparation
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issue by the Board of Directors on February 27, 2023.
Going concern uncertainty
As part of the preparation of the financial statements, management is responsible for identifying any event or situation that may cast doubt on the Company’s ability to continue as a going concern. Substantial doubt regarding the Company’s ability to continue as a going concern exists if events or conditions, considered collectively, indicate that the Company may be unable to honor its obligations as they fall due during a period of at least, but not limited to, 12 months from November 30, 2022. If the Company concludes that events or conditions cast substantial doubt on its ability to continue as a going concern, it must assess whether the plans developed to mitigate these events or conditions will remove any possible substantial doubt.
For the year ended November 30, 2022, the Company incurred a net loss of $
47,237 (2021-$31,725) and had negative operating cash flows of $14,692 (2021-$17,501
). The Company’s total current liabilities exceeded total current assets at November 30, 2022. The Company’s outstanding $
27,500

convertible unsecured senior notes mature in June 2023 (refer to Note 19) requiring the Company to use its cash balance and draw the Tranche 2 Loan (as defined in Note 18) of its term loan facility available (the “Loan Facility”) to repay the principal and the interest thereon. The Loan Facility is available in four tranches and contains various covenants, including minimum liquidity covenants whereby the Company needs to maintain significant cash, cash equivalent and eligible short-term investments balances in specified accounts, which restricts the management of the Company’s liquidity (refer to notes 18 and 24). There are also operational milestones and required revenue targets in order for the Company to comply with the conditions of the Loan Facility or to be able to borrow money forming part of the various tranches.
The Company’s ability to continue as a going concern for period of at least, but not limited to, 12 months from November 30, 2022 involves significant judgement and is dependent on its ability to increase revenues and manage expenses to generate sufficient positive cash flows from operations and/or find alternative source of funding to respect all the various covenants of its Loan Facility, including obtaining the approval from the FDA for its F8 formulation of tesamorelin on or before March 31, 2024, and/or to obtain the continued support of its lender. On February 27, 2023, the lender removed the condition related to the submission to the FDA of the results from the human factors validation study by no later than June 30, 2023, in order to access the Tranche 2 Loan under the Loan Facility (refer to Note 30). Management believes its plans will comply with all of the other various covenants of the Loan Facility to draw the Tranche 2 Loan, repay all the convertible unsecured senior notes due June 30, 2023 and to comply with the covenants for the foreseeable future. However, there can be no assurance that management’s plans will be realized since some elements of these plans are outside of management’s control and cannot be predicted at this time. Should management’s plans not materialize, the Company may be forced to reduce or delay expenditures and capital additions, seek additional financing through the issuance of equity or obtain from the lender waivers of these covenants, if available. Raising additional equity capital is subject to market conditions. As a result, there is material uncertainty related to events or conditions that cast substantial doubt about the Company’s ability to continue as a going concern.
Furthermore, the Loan Facility includes a covenant prohibiting having a going concern explanatory paragraph in the annual report of the independent registered public accounting firm but the lender has agreed to amend the Loan Facility to exclude the fiscal year ended November 30, 2022. There is no assurance that the lender will agree to amend or to waive potential future covenant breaches, if any. As the amendment occurred subsequent to the Company’s fiscal year end, the term loan has been classified as a current liability pursuant to IFRS requirements.
These consolidated financial statements have been prepared assuming the Company will continue as a going concern, which assumes the Company will continue its operations in the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These consolidated financial statements do not include any adjustments to the carrying values and classification of assets and liabilities and reported expenses that might result from the outcome of this uncertainty and that may be necessary if the going concern basis was not appropriate for these consolidated financial statements. If the Company was unable to continue as a going concern, material impairment of the carrying values of the Company’s assets, including intangible assets, could be required.
Basis of measurement
The Company’s consolidated financial statements have been prepared on a going concern and historical cost basis, except for:

●	bonds and money market funds, which are measured at fair value,

●	derivative financial assets, which are measured at fair value,

●	liabilities related to cash-settled share-based arrangements and derivative financial liabilities, which are measured at fair value,

●	lease liabilities which are measured at present value of lease payments not paid at commencement date,

●	equity-classified share-based payment arrangements are measured at fair value at the grant date pursuant to IFRS 2, Share -based Payment .
The methods used to measure fair value are discussed further in Note 26.
Functional and presentation currency
The Company’s functional currency is the United States dollar (“US$”).
All financial information presented in US$ has been rounded to the nearest thousand.
Use of estimates and judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting year.
Judgments in applying accounting policies
Information about critical judgments in applying accounting policies and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below.
Milestones payments
The purchase consideration for the oncology platform (Note 13) includes additional milestone payments based on the attainment of commercial milestones that will be settled through the issuance of the Company’s shares, which represent a transaction in the scope of IFRS 2. Accordingly, the fair value of the oncology platform at the date of acquisition incorporates management’s judgement as to the probability of attaining the share-based milestones as well as the expected timing of the attainment of the milestones.

Management uses judgement in determining whether milestone payments are performance-related development milestones which are capitalized as an intangible asset or are milestones related to the activity or usage of an asset which are expensed.
Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows:
Sales allowances
Management uses judgment in estimating provisions for sale allowances such as cash discounts, returns, rebates and chargebacks, including potential clawbacks in certain jurisdictions when pricing terms are based on temporary use authorizations and thus subject to future negotiation. The product revenue recognized quarter over quarter is net of these estimated allowances. Such estimates require the need to make estimates about matters that are inherently uncertain. These estimates take into consideration historical experience, current contractual and statutory requirements, specific known market events and trends such as competitive pricing and new product introductions, estimated inventory levels, and the shelf life of products. If actual future results vary, these estimates need to be adjusted, with an effect on sales and earnings in the period of the adjustment. (refer to see Notes 2 “Revenue recognition” and 3 for additional information).
Recoverability of inventories
The Company regularly reviews inventory to determine whether the inventory cost exceeds its net realizable value. The determination of the net realizable value requires management to make estimates and use judgement in considering shelf life of a product, the effects of technological changes and new product introductions.
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of intangible assets, the measurement of derivative financial assets, and the measurement of share-based
arrangements.

The Company is subject to risks and uncertainties that may cause actual results to differ
from estimated amounts, such as changes in the healthcare environment, competition, litigation, legislation and regulations. Management regularly evaluates estimates and assumptions using historical experience and expectations about the future. Management adjusts estimates and assumptions when facts and circumstances indicate the need for change. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.